SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Abstract]
Disclosure of detailed information about subsidiaries [Table Text Block]
Subsidiary	Location	Ownership	Principal project or purpose
NorCrest Metals Inc.	Canada	100%	Holding company, borrower
Compañía Minera La Llamarada, S.A. de C.V.	Mexico	100%	Las Chispas Project
Babicanora Agrícola del Noroeste, S.A. de C.V.	Mexico	100%	Maintenance of surface rights

Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
Category	Estimated life
Computer equipment	3-4 years
Mining equipment	5-15 years
Vehicles	4 years
Buildings	Life-of-mine
Mine plant and equipment	Life-of-mine
Underground infrastructure	Life-of-mine